REVENUES FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
REVENUES FROM CONTRACTS WITH CUSTOMERS
Schedule of revenues from contracts disaggregated by revenue generating activity

The following table summarizes revenues from our contracts disaggregated by revenue generating activity (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Casino gaming	$22,938	$11,460	$59,890	$34,331
Market access and live dealer studio	2,301	1,538	6,319	4,338
Reimbursables	689	472	1,882	1,186
Total revenue	$25,928	$13,470	$68,091	$39,855

The following table summarizes revenues from our contracts disaggregated by revenue generating activity contained therein for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Casino gaming	$47,694	$38,827
Market access and live studio	5,903	2,615
Reimbursables	1,824	1,460
Total revenue	55,421	42,902

Schedule of information about receivables, contract assets and contract liabilities related to contracts with customers and significant changes in contract liabilities balances

The following table provides information about receivables, contract assets and contract liabilities related to contracts with customers (in thousands):

	September 30,	December 31,
	2020	2019
Receivables included in “Accounts receivable – trade and other”	$4,154	$3,264
Contract assets	$—	$—
Contract liabilities	$(9,848)	$(6,750)

Significant changes in contract liabilities balances during 2020 and 2019 are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Decrease due to recognition of revenue	$(453)	$(721)	$(1,775)	$(2,085)
Increase due to cash received, excluding amounts recognized as revenue	$(261)	$—	$4,873	$—

The following table provides information about receivables, contract assets and contract liabilities related to contracts with customers (in thousands):

	Year Ended December 31,
	2019	2018
Receivables, which are included in “Accounts receivable – trade and other”	$3,264	$2,270
Contract assets	—	—
Contract liabilities	(6,750)	(9,462)

Significant changes in contract assets and contract liabilities balances during 2019 and 2018 are as follows (in thousands):

	2019 Contract Liabilities	2018 Contract Liabilities
Revenue recognized that was included in contract liabilities at beginning of period	$2,712	$978
Increase in contract liabilities due to cash received, excluding amounts recognized as revenue	—	(7,625)

Schedule of estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied)

. The estimated revenue does not include amounts of variable consideration that are constrained (in thousands):

Year Ending December 31,
2020 (remaining)	$757
2021	3,269
2022	2,633
Thereafter	3,189
$9,848

The estimated revenue does not include amounts of variable consideration that are constrained (in thousands):

	Year Ended December 31,
	2020	2021	2022	Thereafter	Total
Revenue	$2,113	$1,518	$1,233	$1,886	$6,750